LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 11:-	LONG-TERM BANK LOANS

In April and July 2008, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $ 30,000 ("the 2008 Loans"). The 2008 Loans bear interest at LIBOR plus 1.3%-1.5% with respect to $ 23,000 of the principal amount of the 2008 Loans and LIBOR plus 0.5%-0.65% with respect to the remaining $ 7,000 of principal amount of the 2008 Loans. The principal amount is repayable in 20 equal quarterly payments through July 2013.

In September and December 2011, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $ 23,750 ("the 2011 Loans"). The 2011 Loans bear interest at LIBOR plus 2.1%-4.35% with respect to $ 19,850 of the principal amount of the 2011 Loans. The remaining $ 3,900 of principal amount of the 2011 Loans was required to be maintained as a compensating bank deposit that decreases as the loans are repaid. This portion of the 2011 Loans bear interest at 0.5% above the interest rate paid on the bank deposit. Of these 2011 Loans, $ 19,850 of the principal amount is repayable in 20 equal quarterly installments and the remaining $3,900 of principal amount is repayable in 10 equal semiannual payments through September 2017.

As of December 31, 2011 and 2012, the banks have a lien on the Company's assets that secures both the 2008 and the 2011 Loans. As of December 31, 2011 and 2012, the Company is required to maintain a total of $ 16,450 and $ 13,456, respectively, in compensating balances with the banks, to secure the 2008 and the 2011 Loans. As of December 31, 2011 and 2012, the compensating balances are included in $ 7,630 and $ 4,205 of short-term and restricted bank deposits and $ 8,820 and $ 9,251 of long-term and restricted bank deposits, respectively. The amount of the compensation balances are allowed to be decreased as the Company repays these loans. The agreements with respect to the 2008 and the 2011 Loans require the Company, among other things, to meet certain financial covenants as to maintaining shareholders' equity, cash balances and liabilities to banks at specified levels and achieving certain levels of operating income.

As of December 31, 2012, the Company was in compliance with its covenants to the banks except for the requirement to achieve certain minimum operating income. The Company received waivers from the banks with respect to these covenants until December 31, 2013, subject to compliance with revised financial covenants in 2012 and 2013, an increase in the interest rate with respect to one of the loans and an increase in required compensating balances. As of December 31, 2012, the Company was in compliance with the revised financial covenants and also expects to be in compliance with these covenants by the end of the waiver period.